Borrowings (Interest on Debt) (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest on Debt
Cost of financing	$ 542,000,000	$ 587,000,000	$ 545,000,000
Interest expense	484,000,000	405,000,000	470,000,000
Net investment derivative activity	0	(3,000,000)	(11,000,000)
Interest capitalized	4,000,000	22,000,000	18,000,000
Total interest paid and accrued	1,030,000,000	1,011,000,000	1,022,000,000
Credit Agreement
Line of Credit Facility [Line Items]
Revolving lines of credit, term	5 years
Revolving lines of credit, amount	10,000,000,000
Revolving lines or credit, extended term	1 year
Revolving line of credit, expiration date	Nov. 10, 2019
Lines of credit, expenses	5,400,000	5,400,000	5,300,000
Revolving lines of credit, additional amount	2,000,000,000
Revolving line of credit, borrowings outstanding	$ 0